Convertible Note Payable (PIK Notes) (Details Narrative) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt amortized debt discount					$ 154,899	$ 11,370
Debt beneficial conversion feature					$ 104,204	252,000
Placement Agent - Katalyst Securities LLC [Member]
Commission percentage terms					The Company paid the Placement Agent, including its sub-agents, a commission of 10% of the funds raised from the investors introduced by the Placement Agent. In addition, the Placement Agent will receive warrants to purchase a number of shares of Common Stock equal to 10% of the shares of Common Stock issuable upon conversion of the Notes sold to the investors who were introduced to us by the Placement Agent (See note 7). The Company recognized $104,090 in expenses related to the Placement Agent commission for this offering which were recorded as a debt discount.
Commission					$ 104,090
Fair value of warrants issued	$ 179,679				179,679
Unsecured Convertible Notes [Member]
Convertible note principle amount		$ 327,500	$ 850,000	$ 420,000		$ 420,000
Debt interest percentage		6.00%	6.00%	6.00%		6.00%
Increase in interest rate		12.00%	12.00%	12.00%
Maturity date		Nov. 06, 2023	Nov. 06, 2023	Nov. 06, 2023
Conversion exercise price		$ 1.25	$ 1.25	$ 1.25		$ 1.25
Debt amortized debt discount					117,036	$ 6,821
Debt unamortized debt discount	516,116			$ 245,179	516,116	245,179
Convertible notes payable outstanding	1,597,500			420,000	1,597,500	420,000
Convertible Notes Payable [Member]
Debt amortized debt discount					356,204
Debt beneficial conversion feature					104,204
Unsecured Convertible Notes with Related Parties [Member]
Convertible note principle amount	$ 100,000	$ 50,000		$ 250,000	$ 100,000	$ 250,000
Debt interest percentage	6.00%	6.00%		6.00%	6.00%	6.00%
Increase in interest rate	12.00%	12.00%		12.00%
Maturity date	Nov. 06, 2023	Nov. 06, 2023		Nov. 06, 2023
Conversion exercise price	$ 1.25	$ 1.25		$ 1.25	$ 1.25	$ 1.25
Debt amortized debt discount					$ 37,863	$ 4,549
Debt unamortized debt discount	$ 107,588			$ 145,451	107,588	145,451
Convertible notes payable outstanding	400,000			250,000	400,000	250,000
Beneficial conversion feature and debt discount				$ 150,000		$ 150,000
Additional notes related fee	$ 9,000				$ 9,000